ACCRUED INTEREST PAYABLE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accrued interest payable to related parties	$ 38,612	$ 10,406
Lifschultz Enterprise Company LLC
Accrued interest payable to related parties	$ 38,612	$ 10,406